Reinsurance	12 Months Ended
Dec. 31, 2015
Reinsurance

Schedule III

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Reinsurance

Years ended December 31, 2015, 2014, and 2013

(In thousands)

	Direct	Ceded to other	Assumed from other	Net	Percentage of amount assumed
Years ended	amount	companies	companies	amount	to net
December 31, 2015:
Life insurance in force	$30,774,840	21,809,292	60,469	9,026,017	0.7%
Premiums and policy fees:
Life	$219,959	45,746	683	174,896	0.4%
Annuities	1,130,514	(1,447)	(442)	1,131,519	—
Accident and health	188,885	80,987	35,278	143,176	24.6

Total premiums and policy fees	$1,539,358	125,286	35,519	1,449,591	2.5%

December 31, 2014:
Life insurance in force	$28,518,136	19,851,269	67,484	8,734,351	0.8%
Premiums and policy fees:
Life	$162,098	41,659	779	121,218	0.6%
Annuities	1,145,637	(1,445)	(153)	1,146,929	—
Accident and health	189,981	80,007	29,976	139,950	21.4

Total premiums and policy fees	$1,497,716	120,221	30,602	1,408,097	2.2%

December 31, 2013:
Life insurance in force	$26,107,972	17,815,125	80,931	8,373,778	1.0%
Premiums and policy fees:
Life	$149,803	42,857	606	107,552	0.6%
Annuities	1,046,313	(1,966)	(468)	1,047,811	—
Accident and health	184,288	78,876	27,598	133,010	20.7

Total premiums and policy fees	$1,380,404	119,767	27,736	1,288,373	2.2%

The Life and Annuities categories above are prescribed splits based on product and will differ from the results of the Life and Individual Annuity segments.

See accompanying report of independent registered public accounting firm.